Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000026775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Fund for U.S. Government Securities II
C000026776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000199834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000026769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Primary Shares
C000026770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000026775
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	(0.84%)	1.06%
Without Sales Load [Member] | C000026776
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%	3.70%	5.59%
Without Sales Load [Member] | C000026777
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%	3.45%	5.33%
Without Sales Load [Member] | C000026779
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%	1.51%	9.88%
Without Sales Load [Member] | C000026780
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	1.26%	9.61%
Without Sales Load [Member] | C000026773
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%	6.54%	6.84%
Without Sales Load [Member] | C000199834
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	6.26%	6.64%
Without Sales Load [Member] | C000026769
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	1.10%	2.99%
Without Sales Load [Member] | C000026770
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	0.85%	2.73%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Blended Index: 67% Bloomberg US Mortgage Backed Securities Index; 33% Bloomberg US Government Bo
Average Annual Return [Line Items]
Line Graph and Table Measure Name	67% Bloomberg US Mortgage Backed Securities/ 33% Bloomberg US Government Bond
Average Annual Return, Percent	7.83%	(0.21%)	1.53%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Average Annual Return, Percent	7.79%	4.30%	5.61%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Average Annual Return, Percent	7.79%	4.30%	5.61%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	6.25%	3.41%	10.80%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	6.25%	3.41%	10.80%
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value
Average Annual Return, Percent	10.76%	4.35%	5.61%
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Category Average
Average Annual Return, Percent	12.44%	5.70%	6.64%
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg US Aggregate Bond/ 40% Russell 1000 Value
Average Annual Return, Percent	10.76%	4.35%	5.61%
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Category Average
Average Annual Return, Percent	12.44%	5.70%	6.64%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	7.88%	1.54%	3.13%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	7.88%	1.54%	3.13%